Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038
Telephone: 212-806-5400
Telecopier: 212-806-6006

July 25, 2006

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	College Loan LLC Registration Statement on Form S-3

Ladies and Gentlemen:

College Loan LLC (the “Registrant”), is filing herewith via EDGAR a Registration Statement on Form S-3 under the Securities Act of 1933, as amended, in connection with the registration of up to $1,000,000 of Student Loan Asset-Backed Notes.

The appropriate filing fee of $107.00 has been sent on behalf of the Registrant to the Securities and Exchange Commission by wire transfer.

Should you have any questions with regard to the filing, please call the undersigned, Richard Fried, at (212) 806-6047. Thank you.

Very truly yours,

/s/ Richard Fried

Richard Fried